Commitment and Contingencies - Future Minimum Payments (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021 (remaining three months)	$ 2,039
2022	7,594	$ 8,039
2023	6,595	7,017
2024	4,965	6,328
2025	4,729	4,903
Thereafter	17,256	16,737
Total future minimum payments due	$ 43,178	$ 47,390